ORGANIZATION AND DESCRIPTION OF OUR COMPANY	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
ORGANIZATION AND DESCRIPTION OF OUR COMPANY	ORGANIZATION AND DESCRIPTION OF OUR COMPANY
a)Brookfield Infrastructure Corporation
Brookfield Infrastructure Corporation (our “company”) and its subsidiaries, own regulated utility investments in Brazil and the United Kingdom as well as a global intermodal logistics operation (the “businesses”). Our company was formed as a corporation established under the Business Corporation Act (British Columbia) (the “BCBCA”) on October 3, 2024 and is a subsidiary of Brookfield Infrastructure Partners L.P. (the “partnership”), which we also refer to as the parent company and Brookfield Infrastructure. The partnership, our company, Brookfield Infrastructure Holdings Corporation (“BIHC”;
formerly Brookfield Infrastructure Corporation) and our respective subsidiaries, are referred to collectively as our group. Brookfield Corporation (“BN”) is our company’s ultimate parent. The class A exchangeable subordinate voting shares of our company (“exchangeable shares”) are listed on the New York Stock Exchange and the Toronto Stock Exchange under the symbol “BIPC”. The registered head office of our company is 250 Vesey Street, New York, NY, United States. The exchangeable shares of our company are structured with the intention of being economically equivalent to the units of the partnership. Given the economic equivalence, we expect that the market price of the exchangeable shares will be significantly impacted by the market price of the partnership’s units and the combined business performance of our company and Brookfield Infrastructure as a whole.
b)The Arrangement
On December 24, 2024, the partnership, BIHC and our company completed a reorganization through a court approved plan of arrangement under the BCBCA (the “Arrangement”) pursuant to which (i) holders of the exchangeable shares of BIHC, other than BN and any subsidiary of BN, excluding our group and, unless the context requires otherwise, including Brookfield Asset Management Ltd. (collectively, “Brookfield”), received exchangeable shares of our company in exchange for their BIHC exchangeable shares on a one-for-one basis; (ii) Brookfield transferred their exchangeable shares of BIHC to our company in exchange for class A.2 exchangeable non-voting shares in the capital of BIHC (the “class A.2 exchangeable shares”) on a one-for-one basis; (iii) the exchangeable shares of BIHC were delisted; and (iv) the exchangeable shares of our company were listed on the NYSE and TSX.
Class A.2 shares are exchangeable for exchangeable shares on a one-for-one basis, subject to a restriction that limits the exchange by Brookfield and its subsidiaries of class A.2 exchangeable shares such that exchanges by Brookfield and its subsidiaries may not result in Brookfield and its subsidiaries owning 9.5% of more of the aggregate fair market value of all issued and outstanding shares of our company.
Holders of exchangeable shares hold an aggregate 25.0% voting interest in our company. A subsidiary of the partnership holds all of the issued and outstanding class B multiple voting shares, or class B shares, of our company, which represents a 75.0% voting interest in our company. The class B shares entitle the partnership to all of the residual value in our company after payment in full of the amount due to holders of exchangeable shares.
The following describes the agreements resulting from the Arrangement:
i)Exchangeable shares
At any time, holders of exchangeable shares have the right to exchange all or a portion of their exchangeable shares for one unit of the partnership per exchangeable share held or its cash equivalent based on the NYSE closing price of one unit on the date that the request for exchange is received. Due to their exchangeable features, the exchangeable shares are classified as liabilities.
Our board has the right upon sixty (60) days’ prior written notice to holders of exchangeable shares to redeem all of the then outstanding exchangeable shares at any time and for any reason, in its sole discretion and subject to applicable law, including without limitation following the occurrence of certain redemption events.
ii)Class B shares
At any time, holders of class B shares have the right to redeem for cash in an amount equal to the market price of a unit. Due to this cash redemption feature, class B shares are classified as financial liabilities. However, class B shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32, Financial Instruments: Presentation (“IAS 32”).
iii)Credit facilities
In connection with the Arrangement, our company, as borrower, entered into a credit agreement with Brookfield Infrastructure, as lender, pursuant to which Brookfield Infrastructure established a revolving credit facility in the aggregate principal amount of $150 million in favor of our company. The credit agreement has a ten-year term, subject to automatic one-year extensions occurring annually unless terminated by the lender.
Further details of the credit agreements with Brookfield Infrastructure are described in Note 23, Related Party Transactions.
iv)Other arrangements with Brookfield
Subsidiaries of BN provide management services to our company pursuant to the partnership’s existing Master Services Agreement. Please refer to Note 3(b), Material Accounting Policy Information, for further details. There will be no change in how the base management fee and incentive distribution fees are calculated, though our company is responsible for paying, or reimbursing the partnership for, our proportionate share of the total base management fee.
Further details of the Master Services Agreement are described in Note 23, Related Party Transactions.
c)Special Distribution of BIHC
On March 31, 2020, the partnership completed a special distribution (the “special distribution”) whereby limited partnership unitholders of the partnership as of March 20, 2020 (the “Record Date”) received one class A exchangeable subordinate voting share of BIHC (“BIHC exchangeable shares”) for every nine limited partnership units (“units”) held.
Immediately prior to the special distribution, a subsidiary of the partnership, Brookfield Infrastructure L.P. (“Holding LP”), completed a distribution of the BIHC exchangeable shares to all the holders of its equity units (the “Holding LP Distribution”). As a result of the Holding LP Distribution, (i) BN and its subsidiaries (other than entities within our group) received approximately 20.6 million BIHC exchangeable shares, and (ii) the partnership received approximately 48.9 million BIHC exchangeable shares, which it subsequently distributed to unitholders pursuant to the special distribution. Immediately following the special distribution, (i) holders of units held approximately 70.4% of the issued and outstanding BIHC exchangeable shares, (ii) BN and its affiliates held approximately 29.6% of the issued and outstanding BIHC exchangeable shares, and (iii) a subsidiary of the partnership owned all of the issued and outstanding class B multiple voting shares, or BIHC class B shares, which represent a 75.0% voting interest in BIHC, and all of the issued and outstanding class C non-voting shares, or class C shares, of BIHC. The class C shares entitle the partnership to all of the residual value in BIHC after payment in full of the amount due to holders of BIHC exchangeable shares and BIHC class B shares.
Upon completion of the special distribution. holders of BIHC exchangeable shares held an aggregate 25.0% voting interest in BIHC. Immediately after the special distribution, BN, through its ownership of BIHC exchangeable shares, held an approximate 7.4% voting interest in BIHC. Holders of BIHC exchangeable shares, excluding BN, held an approximate 17.6% aggregate voting interest in BIHC. Together, BN and Brookfield Infrastructure held an approximate 82.4% voting interest in BIHC.
The following describes the agreements resulting from the special distribution:
i)BIHC exchangeable shares
At any time, holders of BIHC exchangeable shares had the right to exchange all or a portion of their exchangeable shares for one unit of the partnership per BIHC exchangeable share held or its cash equivalent based on the NYSE closing price of one unit on the date that the request for exchange is received. Due to their exchangeable features, the BIHC exchangeable shares were classified as liabilities. These shares were eliminated upon consolidation into BIPC.
Our board had the right upon sixty (60) days’ prior written notice to holders of BIHC exchangeable shares to redeem all of the then outstanding BIHC exchangeable shares at any time and for any reason, in its sole discretion and subject to applicable law, including without limitation following the occurrence of certain redemption events.
ii)BIHC class B shares and class C shares
At any time, holders of BIHC class B shares and class C shares will have the right to redeem for cash in an amount equal to the market price of a unit. Due to this cash redemption feature, both BIHC class B shares and class C shares are classified as financial liabilities.
iii)Credit facilities
Prior to the special distribution, BIHC entered into two credit agreements with Brookfield Infrastructure, one as borrower and one as lender, each providing for a ten-year revolving $1 billion credit facility to facilitate the movement of cash within our group. Our credit facility permits BIHC to borrow up to $1 billion from Brookfield Infrastructure and the other constitutes an operating credit facility that permits Brookfield Infrastructure to borrow up to $1 billion from BIHC. Each credit facility contemplates potential deposit arrangements pursuant to which the lender thereunder would, with the consent of the borrower, deposit funds on a demand basis to such borrower’s account at a reduced rate of interest.
Further details of the credit agreements with Brookfield Infrastructure are described in Note 23, Related Party Transactions.
iv)Equity Commitment
Prior to the completion of the special distribution, Brookfield Infrastructure provided BIHC an equity commitment in the amount of $1 billion. The equity commitment may be called by BIHC in exchange for the issuance of a number of class C shares or preferred shares, as the case may be, to Brookfield Infrastructure, corresponding to the amount of the equity commitment called divided (i) in the case of a subscription for class C shares, by the by the fair market value of a class C share, and (ii) in the case of a subscription for preferred shares, $25.00. The equity commitment will be reduced permanently by the amount so called.
The rationale for the equity commitment is to provide BIHC with access to equity capital on an as-needed basis and to maximize our operating and financing flexibility.